Investment Strategy	Apr. 30, 2025
ETC Cabana Target Beta ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. CARA also uses this information to identify significant market deteriorations and provide corresponding signals, when appropriate, to move to a more conservative allocation (e.g., short term treasuries). The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines.

The Fund’s portfolio construction process generally seeks to maintain an aggregate one-year rolling target beta relative to the S&P 500 Equal Weight Index (the “Reference Index”) of 0.35, although the beta exposure is not a fixed amount and will vary based on CARA’s output in response to market conditions. The Sub-Adviser believes a target beta of approximately 0.35 relative to the Reference Index will provide the potential for long-term capital appreciation while maintaining lower volatility than the Reference Index. Beta is intended to measure the volatility of an asset class relative to the applicable overall market. For example, an asset class that has a beta of 1 has the same volatility as the applicable overall market, an asset class that has a beta less than 1 has less volatility than the applicable overall market, and an asset class that has a beta greater than 1 has more volatility than the applicable overall market. The Sub-Adviser strives to emphasize stability throughout the economic cycle and protection of capital, as well as accumulation of bond interest and equity dividends. Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

ETC Cabana Target Drawdown 10 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of U.S. and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. CARA also uses this information to identify significant market deteriorations and provide corresponding signals, when appropriate, to take a temporary defensive position in cash or cash equivalents. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. The Fund’s assets are primarily distributed among major asset classes with a sensitivity to market downturn; however, this may change from time to time as the Fund seeks to achieve its investment objective. This portfolio may contain inversely and less correlated assets throughout the economic cycle. Additional stability is sought through the accumulation of bond interest and equity dividends.

In selecting investments for the Fund, the Sub-Adviser seeks to maintain a target “drawdown,” which refers to the maximum amount that the Sub-Adviser expects an investment in the Fund to fall from peak to trough during adverse market conditions. The extent of the Fund’s drawdown during any given month is calculated as of month end and measured against the highest value the Fund most recently attained (i.e., its most recent peak). The Sub-Adviser’s target drawdown for the Fund is 10%; however, there can be no assurance, and the Fund, the Adviser, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee, that this target will be maintained. Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves, thus resulting in a portfolio that is inconsistent with the Fund’s target drawdown. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

ETC Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market it identifies as attractive pursuant to an asset allocation strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it primarily invests in other ETFs. The ETFs may invest in any of the five major asset classes – equities, fixed income, real estate, currencies, and commodities. The ETFs may invest in a broad range of securities including equity securities of any market capitalization and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds,” and U.S. government securities). The ETFs may invest in securities of U.S. and foreign issuers, including emerging markets issuers. In addition, the Fund may invest directly in securities and other instruments to obtain the desired exposure to a specific sector.

To implement its strategy, the Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify sectors that are particularly attractive at any given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of companies in the U.S. equity market, and equity price trends. CARA also uses this information to identify significant market deteriorations and provide corresponding signals, when appropriate, to move to a more conservative allocation (e.g., short term treasuries). The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates the Fund’s assets across sectors as well as across less-correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. In allocating the Fund’s assets, the Sub-Adviser expects to utilize a moderate investment style, meaning that the Sub-Adviser will seek a balance between capital preservation and growth through allocation to sectors that are believed to outperform at various points within the economic cycle. The Sub-Adviser’s use of less-correlated and inversely-correlated asset classes is intended to manage the Fund’s volatility consistent with this investment style.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”). The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection process that extracts patterns from analyzing data, as discussed below, developed by QRAFT Technologies, Inc. (“Qraft”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions in Korea. Qraft has licensed its proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund.

In pursuing the Fund’s investment objective, the Adviser consults a database generated by Qraft’s AI Quantitative Investment System (“QRAFT AI”), which automatically evaluates and filters data according to parameters supporting a particular investment thesis. For the Fund’s database, QRAFT AI selects and weights portfolios of companies in the Universe listed on the New York Stock Exchange and NASDAQ to provide a balanced exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole) (the “U.S. Large Cap Database”). QRAFT AI first estimates each stock’s relative superiority of price appreciation (i.e., increase in stock price) over the rest of the pool of companies for the next four week investment period using deep learning technologies (i.e., exposure to and processing of large amounts of data) and the distribution of each stock’s relative superiority of price appreciation for the same period using deep learning architectures such as Bayesian neural networks that estimate the uncertainty of its forecast, and selects the top 300 to 350 stocks based on the average of the distribution of each stock’s relative superiority of price appreciation for inclusion in the database. QRAFT AI compresses such data and evaluates how each individual factor would change and/or affect a company over time, identifying the companies that have the greatest potential to outperform their U.S. large cap peers over the next four week period. The stocks included in the database are then weighted pursuant to a methodology designed to maximize risk-adjusted return as compared to other companies, and the final portfolios are then delivered to the U.S. Large Cap Database for use by the Adviser. QRAFT AI repeats such processes every four weeks, and the Adviser makes or changes investments in the Fund based on the newly generated information.

The Fund expects to hold 300 to 350 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations by the U.S. Large Cap Database, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the U.S. Large Cap Database, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). See “Federal Income Taxes” in the Fund’s Statement of Additional Information (the “SAI”) for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10%, at the time of rebalance, and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the U.S. Large Cap Database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell shares of securities.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of August 1, 2025, a significant portion of the Fund’s assets consisted of securities of companies in the Technology Sector, although this may change from time to time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies.
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”). The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection process that extracts patterns from analyzing data, as discussed below, developed by QRAFT Technologies, Inc. (“Qraft”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions in Korea. Qraft has licensed its proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund.

In pursuing the Fund’s investment objective, the Adviser consults a database generated by Qraft’s AI Quantitative Investment System (“QRAFT AI”), which automatically evaluates and filters data according to parameters supporting a particular investment thesis. For the Fund’s database, QRAFT AI filters the securities in the Universe into an investment pool of 100 to 200 stocks using a proprietary momentum factor scoring formula based on momentum factors including but not limited to 12-month momentum and risk-adjusted 12-month momentum. “Momentum” is defined as the rate of acceleration of a security’s price. QRAFT AI then estimates each stock’s relative superiority of price appreciation (i.e., increase in stock price) over the rest of the pool for the next four week investment period using deep learning technologies (i.e., exposure to and processing of large amounts of data) and the distribution of each stock’s relative superiority of price appreciation for the same period using deep learning architectures such as Bayesian neural networks that estimate the uncertainty of its forecast, and selects the top 50 stocks based on the average of the distribution of each stock’s relative superiority of price appreciation for inclusion in the database. The stocks included in the database are weighted pursuant to a methodology designed to maximize risk-adjusted return.

The Fund expects to hold 50 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations of QRAFT AI, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the QRAFT AI, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. See “Federal Income Taxes” in the Fund’s SAI for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10%, at the time of rebalance, and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell shares of securities.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of August 1, 2025, a significant portion of the Fund’s assets consisted of securities of companies in the Technology Sector, although this may change from time to time. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies.
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”) and includes real estate investment trusts (“REITs”). The Fund invests in the common stock of such companies.

The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection process that extracts patterns from analyzing data, as discussed below, developed jointly by QRAFT Technologies, Inc. (“Qraft”) and LG AI Research (“LG”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions. LG is a South Korean company and a branch office of LG Management Development Institute Co., Ltd., which is owned by LG Corporation. LG conducts research on artificial intelligence technologies and seeks to utilize such technologies throughout LG Corporation’s various lines of business. Qraft has licensed the proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund.

In pursuing the Fund’s investment objective, the Adviser consults a database generated by the LG-Qraft artificial intelligence system (“LG QRAFT AI”), which automatically evaluates and filters data according to parameters supporting a particular investment thesis. For the database, LG QRAFT AI selects and weights portfolios of companies in the Universe listed on the New York Stock Exchange and NASDAQ to provide a balanced exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole) (the “U.S. Large Cap Core Database”). LG QRAFT AI first estimates each stock’s relative superiority of price appreciation (i.e., increase in stock price) over the rest of the pool of companies for the next four week investment period using deep learning technologies (i.e., exposure to and processing of large amounts of data) and the distribution of each stock’s relative superiority of price appreciation for the same period using deep learning architectures such as Bayesian neural networks that estimate the uncertainty of its forecast, and selects the top 100 stocks based on the average of the distribution of each stock’s relative superiority of price appreciation for inclusion in the U.S. Large Cap Core Database. LG QRAFT AI compresses such data and evaluates how each individual factor would change and/or affect a company over time, identifying the companies that have the greatest potential to outperform their U.S. large cap peers over the next four-week period. The stocks are then weighted pursuant to a methodology that considers stock-specific factors (including market cap and volatility) and aims to maximize the portfolio’s risk adjusted return. The final portfolio is then delivered to the U.S. Large Cap Core Database for use by the Adviser. LG QRAFT AI repeats such processes every four weeks and the Adviser may make changes to the Fund’s portfolio based on the newly generated information.

The Fund expects to hold 100 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations by the U.S. Large Cap Core Database, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the U.S. Large Cap Core Database, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). See “Federal Income Taxes” in the Fund’s Statement of Additional Information (the “SAI”) for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10%, at the time of rebalance, and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the U.S. Large Cap Core Database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell securities.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of August 1, 2025, a significant portion of the Fund’s assets consisted of securities of companies in the Technology Sector, although this may change from time to time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies.